Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	$ 22,233	$ 17,207
Accumulated depreciation	(11,003)	(7,960)
Property and equipment, net	11,230	9,247
Computer and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,616	1,935
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,497	1,332
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	11,098	8,962
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 7,022	$ 4,978